Loans receivable, net (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Schedule of loans receivable and related allowance for doubtful accounts

Loans receivable originated and retained by the Group consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB

Loans	1,341,938	4,384,088
Credit loss allowance for loans receivable	(214,550)	(226,467)
Loans receivable, net	1,127,388	4,157,621

Schedule of allowance for loan losses

The following table sets forth the activity in the allowance for loan losses for the years ended December 31, 2022, 2023 and 2024.

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Beginning balance	427,873	294,355	214,550
Provision for loans receivable	415,902	586,843	320,013
Current period write off	(549,420)	(666,648)	(308,096)
Ending balance	294,355	214,550	226,467

Schedule of aging of loans

The Group evaluates expected credit losses of loans receivable on a collective basis based on the type of borrowers and delinquency pattern. Credit quality indicators are updated quarterly, and the credit quality of any given customer can change during the life of the portfolio. The following table presents loans receivable based on type of borrowers and delinquency as of December 31, 2023 and December 31, 2024:

	1-89 days past due	90-119 days past due	120-149 days past due	150-179 days past due	Total past due	Current	Total loans receivable
December 31, 2023
New borrowers	17,546	1,668	581	304	20,099	303,028	323,127
Repeat borrowers	44,358	6,270	6,317	4,040	60,985	957,826	1,018,811
Total	61,904	7,938	6,898	4,344	81,084	1,260,854	1,341,938

December 31, 2024
New borrowers	23,755	1,422	1,501	1,427	28,105	537,047	565,152
Repeat borrowers	54,461	4,645	3,687	3,702	66,495	3,752,441	3,818,936
Total	78,216	6,067	5,188	5,129	94,600	4,289,488	4,384,088